FMI International Fund II - Currency Unhedged
SCHEDULE OF INVESTMENTS
June 30, 2021 (Unaudited)

Shares		Value
LONG-TERM INVESTMENTS - 95.8% (a)
COMMON STOCKS - 85.0% (a)
COMMERCIAL SERVICES SECTOR - 8.0%
	Advertising/Marketing Services - 2.2%
121,000	WPP PLC (Jersey) (b)	$1,635,660
	Miscellaneous Commercial Services - 5.8%
47,600	Bureau Veritas S.A. (France) (b)	1,507,179
25,550	DKSH Holding AG (Switzerland) (b)	1,957,341
11,700	Secom Co. Ltd. (Japan) (b)	891,781
		4,356,301
COMMUNICATIONS SECTOR - 1.7%
	Wireless Telecommunications - 1.7%
31,700	Millicom International Cellular S.A. (Luxembourg) *	1,254,369
CONSUMER DURABLES SECTOR - 5.6%
	Electronics/Appliances - 4.3%
33,200	Sony Group Corp. (Japan) (b)	3,219,313
	Home Furnishings - 1.3%
89,900	Howden Joinery Group PLC (Britain) (b)	1,016,675
CONSUMER NON-DURABLES SECTOR - 6.3%
	Household/Personal Care - 6.3%
24,950	Henkel AG & Co. KGaA (Germany) (b)	2,297,621
42,600	Unilever PLC (Britain) (b)	2,489,268
		4,786,889
CONSUMER SERVICES SECTOR - 7.9%
	Media Conglomerates - 2.3%
52,800	Vivendi (France) (b)	1,774,030
	Movies/Entertainment - 2.8%
401,000	Bolloré (France) (b)	2,151,105
	Other Consumer Services - 2.8%
980	Booking Holdings Inc. (United States) *	2,144,328
DISTRIBUTION SERVICES SECTOR - 6.2%
	Wholesale Distributors - 6.2%
28,300	Ferguson PLC (Jersey) (b)	3,937,296
37,500	Rexel S.A. (France) (b)	785,179
		4,722,475
ELECTRONIC TECHNOLOGY SECTOR - 4.3%
	Aerospace & Defense - 2.9%
15,600	Safran S.A. (France) (b)	2,165,009
	Electronic Equipment/Instruments - 1.4%
71,900	Yokogawa Electric Corp. (Japan) (b)	1,075,297
FINANCE SECTOR - 7.5%
	Major Banks - 4.3%
69,000	DBS Group Holdings Ltd. (Singapore) (b)	1,535,064
2,639,300	Lloyds Banking Group PLC (Britain) (b)	1,707,248
		3,242,312
	Multi-Line Insurance - 1.0%
19,500	Arch Capital Group Ltd. (Bermuda) *	759,330
	Property/Casualty Insurance - 2.2%
10,600	Chubb Ltd. (Switzerland)	1,684,764

HEALTH SERVICES SECTOR - 3.1%
	Medical/Nursing Services - 3.1%
27,800	Fresenius Medical Care AG & Co. KGaA (Germany) (b)	2,310,071
HEALTH TECHNOLOGY SECTOR - 7.9%
	Medical Specialties - 5.8%
47,000	Koninklijke Philips N.V. (Netherlands) (b)	2,332,801
93,700	Smith & Nephew PLC (Britain) (b)	2,032,092
		4,364,893
	Pharmaceuticals: Major - 2.1%
4,200	Roche Holding AG (Switzerland) (b)	1,582,720
INDUSTRIAL SERVICES SECTOR - 2.2%
	Oilfield Services/Equipment - 2.2%
51,300	Schlumberger Ltd. (Curacao)	1,642,113
PROCESS INDUSTRIES SECTOR - 3.2%
	Chemicals: Specialty - 1.3%
18,700	NOF Corp. (Japan) (b)	974,971
	Industrial Specialties - 1.9%
11,350	Akzo Nobel N.V. (Netherlands) (b)	1,405,364
PRODUCER MANUFACTURING SECTOR - 8.5%
	Building Products - 1.2%
74,200	Sanwa Holdings Corp. (Japan) (b)	912,573
	Industrial Conglomerates - 5.5%
21,400	Jardine Matheson Holdings Ltd. (Bermuda) (b)	1,367,877
125,900	Smiths Group PLC (Britain) (b)	2,772,798
		4,140,675
	Trucks/Construction/Farm Machinery - 1.8%
82,600	CNH Industrial N.V. (Netherlands) (b)	1,370,139
RETAIL TRADE SECTOR - 9.9%
	Department Stores - 5.3%
505,400	B&M European Value Retail S.A. (Luxembourg) (b)	4,012,291
	Food Retail - 1.1%
23,900	Greggs PLC (Britain) (b)*	860,277
	Specialty Stores - 3.5%
340,600	CK Hutchison Holdings Ltd. (Cayman Islands) (b)	2,651,506
TECHNOLOGY SERVICES SECTOR - 1.5%
	Packaged Software - 1.5%
8,100	SAP SE (Germany) (b)	1,137,722
TRANSPORTATION SECTOR - 1.2%
	Air Freight/Couriers - 1.2%
7,400	Expeditors International of Washington Inc. (United States)	936,840
	Total common stocks ($54,982,297)	64,290,012

PREFERRED STOCKS - 10.8% (a)
CONSUMER DURABLES SECTOR - 1.4%
	Motor Vehicles - 1.4%
10,000	Hyundai Motor Co. (South Korea) (b)	1,021,205
CONSUMER NON-DURABLES SECTOR - 3.9%
	Household/Personal Care - 3.9%
18,200	Amorepacific Corp. (South Korea) (b)	1,423,582
2,300	LG Household & Health Care Ltd. (South Korea) (b)	1,562,318
		2,985,900
ELECTRONIC TECHNOLOGY SECTOR - 5.5%
	Telecommunications Equipment - 5.5%
63,400	Samsung Electronics Co. Ltd. (South Korea) (b)	4,149,535
	Total preferred stocks (cost $6,235,780)	8,156,640
	Total long-term investments (cost $61,218,077)	72,446,652

Principal Amount
SHORT-TERM INVESTMENTS - 4.0% (a)
	Bank Deposit Account - 4.0%
$3,060,103	U.S. Bank N.A., 0.006%	3,060,103
	Total short-term investments (cost $3,060,103)	3,060,103
	Total investments - 99.8% (cost $64,278,180)	75,506,755

	Other assets, less liabilities - 0.2% (a)	148,975
	TOTAL NET ASSETS - 100.0%	$75,655,730

*	Non-income producing security.
^	The rate shown is as of June 30, 2021.
(a)	Percentages for the various classifications relate to total net assets.
(b)
Security does not trade during New York Stock Exchange hours, provided that certain foreign exchanges may trade during a portion of the New York Stock Exchange hours, and has been valued in accordance with the Fund’s pricing procedures and has been classified as level 2. As of June 30, 2021 the aggregate value of these securities was $64,024,908.

PLC	Public Limited Company

FMI International Fund II - Currency Unhedged

Summary of Fair Value Exposure at June 30, 2021 (Unaudited)

The Fund has adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs used to develop the measurements of fair value.  These inputs are summarized in the three broad levels listed below:

Level 1 – Valuations based on unadjusted quoted prices in active markets for identical assets.

Level 2 – Valuations based on quoted prices for similar securities or in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The following table summarizes the Fund’s investments as of June 30, 2021, based on the inputs used to value them:

Investments
Valuation Inputs	in Securities
Assets:
Level 1 - Common Stocks	$8,421,744
Level 1 - Bank Deposit Account	3,060,103
Total Level 1	11,481,847
Level 2 - Common Stocks	55,868,268
Level 2 - Preferred Stocks	8,156,640
Total Level 2	64,024,908
Level 3 -	---
Total Assets	75,506,755
Total	$75,506,755

See the Schedule of Investments for investments detailed by industry classifications.